Segment Revenue and Expenses - Summary of Earnings (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 5,981	$ 7,394
Sub-lease income	7	$ 6
LNG Japan [Member] | JERA Scarborough Pty Ltd [member]
Disclosure of operating segments [line items]
Gain on sale of joint venture interest	$ 121